PROSPECTUS SUPPLEMENT -- March 4, 2005*

Product Name                                                                             Prospectus Form #

American Express Retirement Advisor Advantage Variable Annuity(R)/
American Express Retirement Advisor Select(R) Variable Annuity
(April 30, 2004)                                                                             S-6406 G

American Express Retirement Advisor Advantage Variable Annuity(R)/
American Express Retirement Advisor Select(R) Variable Annuity NY
(April 30, 2004)                                                                             S-6410 D

American Express Retirement Advisor Advantage Variable Annuity(R) - Band 3
(April 30, 2004)                                                                             S-6407 E

American Express Retirement Advisor Variable Annuity(R) (April 30, 2004)                     S-6467 H

American Express Retirement Advisor Variable Annuity(R) NY (April 30, 2004)                  S-6471 F

American Express Retirement Advisor Variable Annuity(R) - Band 3 (April 30, 2004)            S-6477 H

Effective Feb. 1, 2005 certain funds in the Wells Fargo Variable Trust have established new sub-advisory agreements and have changed their investment objectives, and have changed the names of the Funds (with name changes of the Funds to be effective on or about April 11, 2005). The following revisions have been made to the fund table in "The Variable Account and the Funds" section in the prospectus:

From:

-------------------- --------------------------------------- -------------------
Fund Name            Investment Objectives and Policies      Investment Adviser
-------------------- --------------------------------------- -------------------
Wells Fargo VT       Total return with an emphasis on        Wells Fargo Funds
International        long-term capital appreciation.         Management, LLC,
Equity Fund          Invests primarily in equity             adviser; Wells
                     securities of companies based in        Capital Management
                     developed foreign countries and         Incorporated,
                     emerging markets.                       subadviser.
-------------------- --------------------------------------- -------------------
To:

-------------------- --------------------------------------- -------------------
Fund Name            Investment Objectives and Policies      Investment Adviser
-------------------- --------------------------------------- -------------------
Wells Fargo VT       Seeks long-term capital appreciation.   Wells Fargo Funds
International Core   Invests principally in equity           Management, LLC,
Fund                 securities of non-U.S. companies        adviser; New Star
                     primarily in developed countries, but   Institutional
                     may also invest in securities of        Managers Limited,
                     companies in emerging markets.          subadviser.
-------------------- --------------------------------------- -------------------

S-6406-5 A (3/05)

Valid until next prospectus update.
* Destroy April 29, 2005.